UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2017

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2017

OppenheimerFunds®
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Oppenheimer Rochester Limited Term Municipal Fund*

*Effective June 1, 2017, the Fund will change its name to Oppenheimer Rochester Short Duration High Yield Municipal Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Municipal Bond 5 Year (4-6) Index
6-Month	-1.68%	-3.89%	-0.78%
1-Year	1.75	-0.54	0.35
5-Year	1.65	1.19	2.06
10-Year	2.59	2.36	3.84

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677).

Our Twitter handle is @RochesterFunds.

2       OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Fund Performance Discussion

Oppenheimer Rochester Limited Term Municipal Fund continued to generate attractive levels of tax-free income during the most recent reporting period, despite post-Election Day volatility in the municipal bond market. As of March 31, 2017, the Class A shares provided a distribution yield of 3.80% at net asset value (NAV). Falling bond prices in the last 2 months of the reporting period, however, caused the Fund’s NAV to decline, and its total return for the reporting period was negative. The Fund’s Class A distribution yield at NAV was the second highest in Lipper’s Short-Intermediate Municipal Debt Funds category, trailing only the distribution yield of this Fund’s Class Y shares.

MARKET OVERVIEW

U.S. equities rallied and the yields of Treasury and municipal bonds improved after Election Day as investors considered the potential implications of the election results and adjusted their portfolios. As a result, the Bloomberg Barclays Municipal Bond Index – which is a widely used index of the performance of the general municipal bond market – had a negative total return for the 6-month period ended March 31, 2017. The Bloomberg Barclays Municipal Bond 5 Year (4-6) Index, which is the 4- to 6- year component of the Bloomberg Barclays

The average distribution yield in Lipper’s Short-Intermediate Municipal Debt Funds category was 1.52% at the end of this reporting period. At 3.80%, the distribution yield at NAV for this Fund’s Class A shares was 228 basis points higher than the category average.

Municipal Bond Index and this Fund’s benchmark, also had a negative total return for the reporting period.

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES
Dividend Yield w/o sales charge	3.80%
Dividend Yield with sales charge	3.72
Standardized Yield	2.53
Taxable Equivalent Yield	4.47
Last distribution (3/28/17)	$0.014
Total distributions (10/1/16 to 3/31/17)	$0.084

Endnotes for this discussion begin on page 12 of this report.

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In the last month of this reporting period, the Federal Reserve Open Market Committee (FOMC) raised its benchmark interest rate by one-quarter of 1 percentage point to a range of 0.75% to 1.0%. At a press conference after the March 2017 meeting, Chairman Janet Yellen said “The simple message is—the economy is doing well. The unemployment rate has moved way down, and many more people are feeling optimistic about their labor prospects.” The FOMC made no changes in March to its earlier forecast regarding future changes to the Fed Funds rate: It still expects two more quarter-point increases in 2017 and three increases in 2018.

The FOMC last increased the Fed Funds target rate at its December 2016 meeting, when it raised the rate to a range of 0.50% to 0.75%. It then left the range unchanged at its January 2017 meeting, citing “realized and expected labor market conditions and inflation” as factors in its decision. From December 2008 until December 2015, the key rate was held to a range of zero to 0.25%.

We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace. During this reporting period, the muni market’s reactions to the Fed’s moves did not appear to be especially significant or lasting. This Fund’s portfolio managers do not adjust their investment style in response to Fed actions.

High-grade municipal bonds came under pricing pressure, notably after Election Day, and the yield curve for these securities was higher on March 31, 2017 than it had been on September 30, 2016. The median yield on 30-year, AAA-rated muni bonds stood at 3.20% on March 31, 2017, up 83 basis points from September 30, 2016. The median yield on 10-year, AAA-rated muni bonds was 2.37% on March 31, 2017, up 84 basis points from the September 2016 date, and the median yield on 1-year, AAA-rated muni bonds was 0.90%, up 11 basis points from the September 2016 date. Treasury yields also rose during the reporting period. Nonetheless, at maturities of 15 years and longer, the pretax yields of high-grade munis continued to exceed Treasury yields, to the benefit of yield-seeking investors.

The Commonwealth of Puerto Rico remained in the headlines throughout this reporting period, and more detailed information about the developments discussed below can be found on our online PR Roundup (oppenheimerfunds.com/puerto-rico).

In late October 2016, then Gov. Alejandro García Padilla nominated five people to the board of directors of the Puerto Rico Electric Power Authority (PREPA), as called for in the PREPA Revitalization Act. He also nominated three people to the Corporation for the Revitalization of Electrical Energy Authority, which is the entity that is expected to issue new bonds in accordance with the restructuring agreement between PREPA and its forbearing bondholders. PREPA

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and its forbearing bondholders, including Oppenheimer Rochester, worked throughout this reporting period to finalize a restructuring agreement whose terms were agreed on in September 2015. In December 2016, PREPA and its forbearing bondholders agreed to extend the restructuring agreement until March 31, 2017. PREPA made its $192.5 million interest payment in full on January 3, 2017. Also in early January, subsidiaries of the insurer Assured Guaranty made payments of $39 million and $5 million on general obligation (G.O.) debt and Public Building Authority debt, respectively.

On November 8, Ricardo Rosselló Nevares was elected governor of the Commonwealth. He immediately signed several executive orders related to fiscal and economic conditions in the Commonwealth, including a measure that requires reductions in the operating expenses of all government agencies and a measure that establishes an agency to help public agencies and non-profit community organizations obtain federal funds. Gov. Rosselló also ordered the use of zero-base budgets beginning with fiscal 2018 (which begins July 1, 2017) and the creation of an entity to expedite the approvals of permits and certifications for infrastructure projects. In the first month of his administration, Gov. Rosselló tried to secure some changes to deadlines established in the Puerto Rico Oversight, Management and Economic Stability Act aka PROMESA, which was enacted in June 2016. Ultimately, the federal oversight board was amenable but imposed certain conditions, including a commitment not to take more loans to provide short-term liquidity. Simultaneously, the federal oversight board told Gov. Rosselló that his plan had to make spending cuts and certain revenue increases.

In January 2017, the governor signed an extension through December 2021 to a tax on foreign corporations. The Act 154 tax, originally slated to expire at the end of 2017, was the government’s biggest source of revenue in the five months ended November 30, 2016. The governor also signed a new measure, the Puerto Rico Financial Emergency and Fiscal Responsibility Act, to replace the Debt Moratorium Act, which gave former Gov. Padilla the power to suspend debt payments. Puerto Rico continued to have a mixed record regarding debt payments. As expected, Puerto Rico failed to pay $358 million of interest on its G.O. bonds on January 3, but insurers paid nearly $54 million of this amount, according to The Bond Buyer.

In February 2017, Gov. Rosselló discussed his 10-year fiscal plan. The plan called for cuts in government spending and for funds to be set aside for future debt service obligations, but it did not meet the federal oversight board’s requirement that certain fiscal adjustments be made to close the fiscal 2019 budget gap. The federal oversight board called for emergency spending cuts on March 8 based on concerns about the Commonwealth’s liquidity and the need to reduce spending immediately, and shortly thereafter approved an amended plan and established a number of milestones for the Rosselló administration. Approval of the

5 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

plan means that the Commonwealth could soon be approaching bondholders to engage in negotiations.

Securities backed by Puerto Rico’s sales and use tax (COFINAs) as well as bonds issued by the Puerto Rico Industrial Development Company, PRASA (the Commonwealth’s aqueduct and sewer authority), and PRHTA (its highways and transportation authority) made their full coupon payments on February 1, 2017. However, the Government Development Bank, Public Finance Corporation, and the Commonwealth’s infrastructure finance authority failed to make certain payments on February 1.

In other news, Puerto Ricans are soon to vote for either statehood or independence/ free association. The outcome could set the stage for an additional referendum in October 2017 should the option of independence/free association prevail on June 11.

Important update: On May 3, after the end of this reporting period, the federal oversight board established under PROMESA announced a restructuring of Puerto Rico’s public debt. This restructuring was undertaken through a court filing similar to a bankruptcy filing, under Title III of PROMESAs.

FUND PERFORMANCE

Oppenheimer Rochester Limited Term Municipal Fund held more than 675 securities as of March 31, 2017. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Fund’s dividend trend this reporting period demonstrates the power a yield-driven approach can have amid challenging market conditions. Despite a rally in U.S. equities and persistent low interest rates – which put pressure on the dividends of many fixed income investments this reporting period – this Fund’s Class A dividend remained steady at 1.4 cents per share. In all, the Fund distributed 8.4 cents per Class A share this reporting period. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment goals or cause it to pay any capital gain distributions.

For a taxable investment to have provided a greater benefit than an investment in this Fund, it would have had to yield more than 4.47%, based on the Fund’s standardized yield as of March 31, 2017 and the top federal income tax rates for 2017.

The marine/aviation facilities sector, this Fund’s largest, made the most significant contribution to the Fund’s performance this reporting period. Bonds in this sector are frequently backed by valuable collateral. Also contributing strongly were the Fund’s investments in U.S. government obligations, a sector that includes any securities held by the Fund that have been pre-refunded, and securities in the multifamily housing sector. Research-based security selection continued

6 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

The Rochester Portfolio Managers

to be a factor in the strong performance of these sectors. However, broad pricing pressure in the municipal bond market caused many of the Fund’s other sectors to detract from performance. Among the sectors detracting from the Fund’s total return this reporting period were several that were adversely affected by developments in Puerto Rico. Securities issued by the Commonwealth of Puerto Rico accounted for nearly half of the assets in the Fund’s sales tax revenue sector and more than three-quarters of the electric utilities sector assets as of March 31, 2017; both sectors detracted from Fund performance this reporting period. The municipal leases sector also detracted from the Fund’s performance during the reporting period. Bonds in the municipal leases sector are backed by the proceeds of lease arrangements entered into by state and local governments. Further, some of the Fund’s larger sectors – including the tobacco bonds sector, which consists of securities backed by the proceeds of the Master Settlement

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The Rochester Credit Research Team

8 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Agreement (MSA) and the hospital/healthcare and real estate sectors – were among the Fund’s detractors this reporting period.

In aggregate, the Fund’s substantial investments in securities issued in the Commonwealth of Puerto Rico detracted from performance this reporting period. (As discussed above, the Commonwealth continued to experience significant financial difficulties this reporting period.) The securities are exempt from federal, state and local income taxes, and the Fund’s holdings include securities from many different sectors. The net assets of the Fund’s holdings of bonds issued in Puerto Rico (less the Commonwealth’s tobacco bonds, which are excluded because they are backed by MSA proceeds) exceeded the net assets of any of the Fund’s individual sectors as of March 31, 2017. Most of the Fund’s investments in securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education, among other things.

Investors should note that some of this Fund’s investments in securities issued in Puerto Rico, including many G.O. bonds, are insured. In some cases, the debt-service obligations on insured securities were paid in full or in part by the insurer. A complete listing of securities held by this Fund can be found in this report’s Statement of Investments.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds, and this Fund invests primarily in investment-grade municipal securities. This Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 5 years or less for its portfolio. The Fund, in accordance with the prospectus that was in effect throughout this reporting period, may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase as is the credit quality of the securities. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings. As of March 31, 2017, market movements or rating changes of municipal bonds, notably the Fund’s investments in Puerto Rico paper, caused the Fund’s below-investment-grade holdings to exceed this threshold.

On June 1, 2017, the Fund will be known as Oppenheimer Rochester Short Duration High Yield Municipal Fund, and the Fund’s threshold for below-investment-grade securities will change to 35% of its total assets. However, through May 31, 2017, further purchases of below-investment-grade bonds cannot be made unless the Fund’s holdings of these types of bonds is below 5% of total assets.

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While market conditions can and do fluctuate, the Fund’s portfolio management team adheres to a consistent investment approach based on its belief that tax-free yield can help investors achieve their long-term financial objectives. The team does not manage its funds based on predictions of interest rate changes. Further details about the Rochester team’s investment approach can be found on our landing page, oppenheimerfunds. com/rochesterway.

In closing, we believe that the structure and sector composition of this Fund and the team’s use of time-tested strategies will continue to benefit fixed income investors through interest rate and economic cycles.

Scott S. Cottier, CFA
Vice President, Senior Portfolio
Manager and Team Leader

Troy E. Willis, CFA, J.D.
Vice President, Senior Portfolio
Manager and Team Leader

On behalf of the rest of the Rochester portfolio management team: Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow.

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Top Holdings and Allocations

TOP TEN CATEGORIES

General Obligation	17.9%
Marine/Aviation Facilities	10.9
Tobacco Master Settlement Agreement	10.5
Sales Tax Revenue	8.7
Hospital/Healthcare	7.4
U.S. Government Obligations	7.3
Electric Utilities	5.9
Government Appropriation	5.2
Multifamily Housing	2.8
Tax Increment Financing (TIF)	2.8

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017 and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Sub- Adviser- Rated	Total
AAA	1.8%	0.7%	2.5%
AA	39.5	0.0	39.5
A	18.3	0.2	18.5
BBB	20.8	2.5	23.3
BB or lower	15.3	0.9	16.2
Total	95.7%	4.3%	100.0%

The percentages above are based on the market value of the securities as of March 31, 2017 and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

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Performance

DISTRIBUTION YIELDS

As of 3/31/17

	Without Sales Charge	With Sales Charge
Class A	3.80%	3.72%
Class B	2.91	N/A
Class C	2.95	N/A
Class Y	4.09	N/A

STANDARDIZED YIELDS

For the 30 Days Ended 3/31/17
Class A	2.53%
Class B	1.82
Class C	1.83
Class Y	2.84

TAXABLE EQUIVALENT YIELDS

As of 3/31/17
Class A	4.47%
Class B	3.22
Class C	3.23
Class Y	5.02

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/17

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPITX)	11/11/86	-1.68%	1.75%	1.65%	2.59%	5.20%
Class B (OIMBX)	9/11/95	-1.83	0.99	0.88	2.09	4.06
Class C (OITCX)	12/1/93	-1.84	1.00	0.89	1.82	3.46
Class Y (OPIYX)	1/31/11	-1.56	2.00	1.92	N/A	3.51

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/17

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPITX)	11/11/86	-3.89%	-0.54%	1.19%	2.36%	5.12%
Class B (OIMBX)	9/11/95	-5.70	-2.93	0.71	2.09	4.06
Class C (OITCX)	12/1/93	-2.81	0.02	0.89	1.82	3.46
Class Y (OPIYX)	1/31/11	-1.56	2.00	1.92	N/A	3.51

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class C, the contingent deferred sales charge

12 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

of 1% for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares.

The Fund’s performance is compared to the performance of the Bloomberg Barclays Municipal Bond 5 Year (4-6) Index, which is the 4- to 6- year component of the Bloomberg Barclays Municipal Bond Index. The latter is an index of a broad range of investment-grade municipal bonds and a measure of the general municipal bond market. Indices are unmanaged and cannot be purchased by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.014 for the 35-day accrual period ended March 28, 2017. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on March 28, 2017; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class B, C and Y are annualized based on dividends of $0.0107, $0.0108 and $0.0151, respectively, for the 35-day accrual period ended March 28, 2017, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended March 31, 2017 and either the maximum offering price (for Class A shares) or NAV (for the other classes) on March 31, 2017. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

The average distribution yield in this Fund’s Lipper category was calculated based on the distributions and the final NAVs of the reporting period for the funds in each category. The average yield at NAV in Lipper’s Short-Intermediate Municipal Debt Funds category is based on 71 NAVs, one for each class of each fund in the category; a fund can have up to 4 classes. Lipper yields do not include sales charges—which, if included, would reduce results.

Taxable equivalent yield is based on the standardized yield and the 2017 top federal tax rate of 43.4%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within

13 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The median yields for AAA-rated municipal securities are provided by Municipal Market Advisors (MMA) and are based on its benchmark of general obligation bonds structured with a 5% coupon and a 10-year par call. The MMA benchmark is constructed using yields from a group of active primary and secondary market makers and other municipal market participants.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800. CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

14 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During 6 Months Ended March 31, 2017
Class A	$ 1,000.00	$ 983.20	$ 4.46
Class B	1,000.00	981.70	8.19
Class C	1,000.00	981.60	8.19
Class Y	1,000.00	984.40	3.22

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.44	4.54
Class B	1,000.00	1,016.70	8.33
Class C	1,000.00	1,016.70	8.33
Class Y	1,000.00	1,021.69	3.28

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2017 are as follows:

Class	Expense Ratios
Class A	0.90%
Class B	1.65
Class C	1.65
Class Y	0.65

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

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STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—104.3%
Alabama—1.6%
$3,975,000	Fairfield, AL GO1	6.000%	06/01/2031	12/11/2021	A	$4,303,057
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	04/30/2017	A	100,357
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	04/30/2017	A	346,232
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	04/30/2017	A	7,747,560
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	04/30/2017	A	4,741,868
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	04/30/2017	A	461,642
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	04/30/2017	A	8,138,953
1,400,000	Mobile, AL Improvement District (McGowin Park)[1]	5.000	08/01/2025	06/24/2023	B	1,454,614
200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	07/18/2026	A	203,518
25,000	Talladega County, AL GO1	5.250	01/01/2029	04/30/2017	A	25,055
						27,522,856

Alaska—0.0%
10,000	AK International Airports[1]	5.000	10/01/2021	04/30/2017	A	10,033

Arizona—3.1%
3,470,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2022	01/01/2018	A	3,572,330
3,635,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2023	01/01/2018	A	3,741,651
4,220,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2024	01/01/2018	A	4,342,507
4,380,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2025	01/01/2018	A	4,506,494
4,540,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2026	01/01/2018	A	4,670,434
645,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	07/01/2017	A	651,573
4,110,000	Navajo Nation, AZ1	5.000	12/01/2025	12/01/2025		4,270,824
7,275,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	7,947,937
8,350,000	Phoenix, AZ Civic Improvement Corp. Airport[1]	5.000	07/01/2027	07/01/2018	A	8,754,140
180,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		169,024
8,350,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375	07/01/2031	07/01/2023	A	8,799,982
470,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	06/28/2022	B	453,888

17 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Arizona (Continued)
$510,000	Tucson, AZ Airport Authority[1]	5.350%		06/01/2031	04/30/2017	A	$511,622
							52,392,406

Arkansas—0.0%
135,000	AR Devel. Finance Authority (Madison Industrial Devel./ Community Living Obligated Group)[1]	5.800		12/01/2020	04/30/2017	A	135,437
75,000	AR Devel. Finance Authority Tobacco Settlement (Biosciences Institute College)[1]	5.125		12/01/2028	04/30/2017	A	75,011
							210,448

California—12.5%
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400 [2]		10/01/2024	10/01/2017	A	2,558,150
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450 [2]		10/01/2025	10/01/2017	A	1,330,563
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000		09/01/2027	09/01/2017	A	2,403,076
275,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	04/30/2017	A	275,082
1,075,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	04/30/2017	A	1,079,794
3,245,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	04/30/2017	A	3,265,703
8,110,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	04/30/2017	A	8,112,190
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	04/30/2017	A	2,520,982
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	04/30/2017	A	135,516
10,000,000	CA GO1	5.000		08/01/2027	08/01/2026	A	12,013,300
2,360,000	CA GO1	5.375		06/01/2026	06/01/2017	A	2,377,393
3,620,000	CA GO1	6.500		04/01/2033	04/01/2019	A	4,006,435
130,000	CA Golden State Tobacco Securitization Corp.[3]	5.000		06/01/2027	06/01/2027		153,401
110,000	CA Golden State Tobacco Securitization Corp.[3]	5.000		06/01/2028	06/01/2027	A	128,521
145,000	CA Golden State Tobacco Securitization Corp.[3]	5.000		06/01/2029	06/01/2027	A	167,852
7,000,000	CA Health Facilities Financing Authority (SHlth/EMC/MCHlth/ MPHS/PAMFHCR&E/SCHosp/ SCVH/SEBH/SGMF/SHSSR/ SMF/SMCCV Obligated Group) Floaters[1]	1.090	[4]	08/15/2042	04/07/2017	A	7,000,000
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[5]	5.750		11/15/2031	09/30/2027	A	56,650,000

18 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$960,000	CA HFA (Home Mtg.)[1]	5.300%	08/01/2023	08/01/2017	A	$965,654
2,470,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	2,479,361
40,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	41,046
260,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	261,817
160,000	CA Public Works[1]	6.625	11/01/2034	11/01/2018	A	160,496
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,649,490
70,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	04/30/2017	A	70,250
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	662,028
225,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	04/30/2017	A	226,548
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	04/30/2017	A	10,029
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	249,069
350,000	Chico, CA Public Financing Authority	5.000	04/01/2019	04/30/2017	A	351,176
3,475,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	10/13/2019	A	3,883,799
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	10/01/2022	04/30/2017	A	2,252,408
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	04/30/2017	A	2,538,675
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	09/01/2017	A	4,867,119
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	09/01/2017	A	4,862,038
2,750,000	Huntington Park, CA Public Financing Authority	5.000	09/01/2022	04/30/2017	A	2,758,937
5,000,000	Los Angeles, CA Unified School District[1]	4.500	01/01/2028	07/01/2017	A	5,047,300
1,750,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2024	10/01/2022	A	2,010,838
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	04/30/2017	A	155,245
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	04/30/2017	A	3,828,939
3,855,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	12/01/2017	A	3,937,112
605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2026	09/01/2022	A	693,820
265,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	10/24/2019	A	282,705

19 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$860,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500%	09/02/2020	09/02/2017	A	$876,521
3,000,000	Palomar Pomerado, CA Health Care District COP[1]	5.500	11/01/2019	11/14/2018	B	3,181,980
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	135,034
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	5.000	09/01/2022	04/30/2017	A	2,006,600
230,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	05/29/2018	B	160,977
125,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	01/18/2020	B	139,646
20,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	04/30/2017	A	20,054
5,000,000	Sacramento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,287,750
8,020,000	Sacramento County, CA Airport System[1]	5.750	07/01/2028	07/01/2018	A	8,473,290
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	04/30/2017	A	5,802,529
5,405,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	04/30/2017	A	5,421,593
25,000	Sacramento County, CA COP (Public Facilities)[1]	4.400	06/01/2019	04/30/2017	A	25,071
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		153,312
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		53,090
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		27,429
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,258
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		675,468
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		258,989
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,151,060
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		146,105
5,160,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.750	05/01/2020	05/01/2018	A	5,425,327
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	04/30/2017	A	426,811
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	506,680

20 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250%	09/01/2029	09/01/2019	A	$1,673,760
11,740,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/30/2017	A	11,850,121
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	09/01/2021		109,250
6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	6,997,082
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000	06/01/2030	04/30/2017	A	3,209,024
						212,629,668

Colorado—0.9%
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/08/2018	A	2,073,560
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,324,710
6,455,000	Denver, CO City & County Airport[1]	5.000	11/15/2030	11/15/2017	A	6,599,269
265,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	04/30/2017	A	272,929
3,000,000	Southglenn, CO Metropolitan District[1]	3.500	12/01/2026	01/15/2025	B	2,832,390
						16,102,858

Connecticut—0.3%
205,000	CT H&EFA (Hospital for Special Care/HSC Community Services Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	207,134
130,000	CT H&EFA (Hospital for Special Care/HSC Community Services Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	131,464
500,000	CT HFA[1]	4.750	11/15/2023	05/15/2017	A	502,475
1,440,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	04/30/2017	A	1,446,106
2,235,000	Hartford, CT GO1	5.000	04/01/2030	04/01/2030		2,207,688
						4,494,867

District of Columbia—4.9%
50,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	59,338
50,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	51,899
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	05/01/2017	A	199,990
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,428,914
5,000	District of Columbia Ballpark[1]	5.000	02/01/2031	04/30/2017	A	5,102

21 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
District of Columbia (Continued)
$100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)[1]	5.250%		07/01/2022	04/30/2017	A	$100,358
42,945,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500		05/15/2033	02/04/2021	B	49,357,547
24,435,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	04/30/2017	A	24,944,470
300,000	Metropolitan Washington D.C. Airport Authority[1]	5.000		10/01/2023	10/01/2017	A	305,847
5,000,000	Metropolitan Washington D.C. Airport Authority, Series B1	5.000		10/01/2021	10/01/2017	A	5,098,000
							83,551,465

Florida—7.5%
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000		04/01/2028	04/01/2023	A	892,507
570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000		04/01/2029	04/01/2023	A	625,045
245,000	Broward County, FL HFA	5.400		10/01/2038	01/16/2019	B	208,250
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	[4]	10/01/2045	10/01/2017	A	45,541
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650		11/01/2022	04/30/2017	A	20,047
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700		11/01/2029	04/30/2017	A	20,031
2,070,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2021	09/01/2017	A	2,098,773
1,815,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2022	09/01/2017	A	1,840,065
1,945,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2023	09/01/2017	A	1,971,860
1,620,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2024	09/01/2017	A	1,642,081
2,360,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750		09/01/2025	09/01/2017	A	2,395,022
50,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2020	04/30/2017	A	50,128
30,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2022	04/30/2017	A	30,065
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900		11/01/2022	04/30/2017	A	70,113
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950		11/01/2027	04/30/2017	A	550,599
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000		11/01/2032	04/30/2017	A	380,369

22 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050%	11/01/2039	04/30/2017	A	$770,778
10,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	04/30/2017	A	10,031
145,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	04/30/2017	A	145,616
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	04/30/2017	A	230,455
400,000	East Homestead, FL Community Devel. District[1]	7.250	05/01/2021	05/01/2021		418,336
600,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	08/29/2018	B	688,074
30,000	FL Agriculture & Mechanical University[1]	5.300	07/01/2017	04/30/2017	A	30,110
20,000	FL Dept. of General Services (Florida Dept. of Management Services)[1]	4.750	09/01/2032	04/30/2017	A	20,254
1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2022	04/01/2022		1,118,460
150,000	FL HFA[1]	6.300	09/01/2036	04/30/2017	A	150,183
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	04/30/2017	A	75,091
825,000	FL HFC (Homeowner Mtg.)[1]	5.200	07/01/2028	07/01/2017	A	836,336
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	04/30/2017	A	10,158
5,000	Fort Myers, FL Utility[1]	5.000	10/01/2031	04/30/2017	A	5,015
100,000	Fort Myers, FL Utility[1]	5.000	10/01/2034	04/30/2017	A	100,308
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	457,194
230,000	Hamal Community Devel. District, FL1	4.750	05/01/2031	05/01/2017	A	230,777
15,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/ VMNRC Obligated Group)[1]	5.250	08/15/2031	08/15/2017	A	15,250
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/ VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,558,275
5,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	04/30/2017	A	5,014
6,520,000	Hillsborough County, FL Aviation Authority[1]	5.500	10/01/2027	10/01/2018	A	6,903,376
5,000,000	Hillsborough County, FL Aviation Authority[1]	5.500	10/01/2028	10/01/2018	A	5,289,400
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	04/30/2017	A	3,671,340
8,420,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	04/30/2017	A	8,442,313
9,750,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	04/30/2017	A	9,775,643

23 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875%	06/01/2031	04/30/2017	A	$2,916,227
6,045,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2021	11/01/2017	A	6,212,507
7,200,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2024	11/01/2017	A	7,397,784
5,525,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2026	11/01/2017	A	5,675,446
4,000,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2028	11/01/2017	A	4,105,640
150,000	Miami Beach, FL Water & Sewer[1]	5.750	09/01/2025	04/30/2017	A	154,628
500,000	Miami, FL Special Obligation[1]	5.250	01/01/2026	01/01/2018	A	514,035
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,147,865
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,762,649
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,089,760
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,803,572
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,585,560
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2022	04/01/2022		1,681,014
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	1,202,671
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,227,504
30,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000	11/15/2024	04/30/2017	A	30,060
5,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	04/30/2017	A	5,013
110,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	04/30/2017	A	110,288
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	04/30/2017	A	1,238,242
590,000	Poinciana, FL West Community Devel. District[1]	5.875	05/01/2022	05/01/2017	A	592,519
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,370,451
3,100,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2033	07/01/2017	A	3,132,953
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	04/30/2017	A	25,022
229,244	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	206,902
5,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	5,106,154
360,000	South-Dade, FL Venture Community Devel. District[1]	4.250	05/01/2020	05/01/2020		379,620
190,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	04/30/2017	A	190,040

24 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$50,000	Village Community Devel. District, FL1	7.625%	05/01/2017	05/01/2017		$50,230
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/01/2013		599,720
73,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		73,597
						128,385,956

Georgia—0.7%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	04/30/2017	A	811,717
40,000	Americus-Sumter County, GA Payroll Devel. Authority (GSW Foundation Student Hsg.)[1]	5.000	06/01/2036	04/30/2017	A	40,123
25,000	Barnesville-Lamar County, GA IDA (Gordon College Properties Foundation/Gordon College Foundation Obligated Group)[1]	5.000	08/01/2030	04/30/2017	A	25,067
5,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)[1]	4.625	07/01/2030	04/30/2017	A	5,013
65,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)[1]	5.000	07/01/2036	04/30/2017	A	65,200
7,625,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	7,827,520
55,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	04/30/2017	A	55,181
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	04/30/2017	A	10,033
1,600,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2027	10/01/2022	A	1,755,552
30,000	Macon-Bibb County, GA Industrial Authority[1,3]	6.100	05/01/2018	04/30/2017	A	30,109
100,000	Newton County, GA IDA (GPC Foundation Real Estate)[1]	4.500	06/01/2031	04/30/2017	A	100,216
1,770,000	Randolph County, GA GO1,3	5.000	04/01/2022	08/04/2020	B	1,947,566
						12,673,297

Hawaii—0.7%
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	04/30/2017	A	11,996,834

25 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Idaho—0.0%
$130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450%	08/01/2032	04/30/2017	A	$130,229

Illinois—17.6%
1,885,000	Berwyn, IL Park District[1]	5.375	12/01/2028	11/12/2018	A	1,930,033
6,555,000	Bolingbrook, IL GO1	5.000	01/01/2030	01/01/2018	A	6,708,387
14,450,000	Carol Stream, IL Park District[1]	5.500	01/01/2037	01/01/2018	A	14,952,137
2,500,000	Centerpoint, IL Intermodal Center Program[1]	4.000 [4]	06/15/2023	12/18/2017	A	2,498,250
5,000	Chicago, IL Board of Education[1]	5.000	12/01/2017	04/30/2017	A	5,058
70,000	Chicago, IL Board of Education[1]	5.000	12/01/2018	04/30/2017	A	71,548
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	04/30/2017	A	101,233
55,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	04/30/2017	A	56,217
4,650,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	12/01/2017	A	4,731,514
5,170,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	12/01/2017	A	5,254,736
5,860,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	6,136,944
32,965,000	Chicago, IL Board of Education[5]	5.250	12/01/2024	11/01/2023	A	34,473,048
3,085,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	01/15/2019	B	3,275,961
5,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	04/30/2017	A	5,018
15,000	Chicago, IL GO1	5.000	01/01/2022	04/30/2017	A	15,050
10,000	Chicago, IL GO1	5.000	01/01/2022	04/30/2017	A	10,075
210,000	Chicago, IL GO1	5.000	01/01/2023	04/30/2017	A	211,571
30,000	Chicago, IL GO1	5.000	01/01/2024	04/30/2017	A	30,224
10,000	Chicago, IL GO1	5.000	01/01/2024	04/30/2017	A	10,078
345,000	Chicago, IL GO1	5.000	01/01/2025	04/30/2017	A	347,581
250,000	Chicago, IL GO1	5.000	01/01/2026	04/30/2017	A	251,960
175,000	Chicago, IL GO1	5.000	01/01/2027	04/30/2017	A	175,584
10,000,000	Chicago, IL GO1	5.000	01/01/2027	04/30/2017	A	10,103,300
6,365,000	Chicago, IL GO1	5.000	01/01/2028	04/30/2017	A	6,414,902
1,125,000	Chicago, IL GO1	5.000	01/01/2028	04/30/2017	A	1,133,820
19,000,000	Chicago, IL GO1	5.000	01/01/2029	04/30/2017	A	19,051,490
860,000	Chicago, IL GO1	5.250	01/01/2022	01/01/2018	A	864,266
3,140,000	Chicago, IL GO1	5.650 [2]	01/01/2030	04/30/2017	A	3,150,111
10,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	04/30/2017	A	10,027
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	04/30/2017	A	75,084
2,245,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2027	01/01/2027		2,719,907
5,685,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2028	01/01/2027	A	6,833,711
250,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2028	01/01/2027	A	291,937
350,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2029	01/01/2027	A	406,486
1,500,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2029	01/01/2027	A	1,790,400

26 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$400,000	Chicago, IL O’Hare International Airport[1]	5.250%	01/01/2030	01/01/2027	A	$460,592
3,000,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2030	01/01/2027	A	3,550,110
350,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2031	01/01/2027	A	399,896
3,500,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2031	01/01/2027	A	4,112,745
5,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2017	A	5,240
950,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	04/30/2017	A	953,097
1,595,674	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	04/30/2017	A	1,600,477
70,000	Chicago, IL Wastewater[1]	5.375	01/01/2032	01/01/2018	A	71,774
1,295,000	Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,439,807
1,005,000	Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,110,043
725,000	Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	795,948
1,500,000	Cicero, IL GO1	5.000	12/01/2026	12/01/2022	A	1,638,435
17,090,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	18,092,499
1,300,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2021	A	1,307,371
2,797,000	Hampshire, IL Special Service Area No. 14[1]	5.800	03/01/2026	04/30/2017	A	2,835,934
20,000	IL COP[1]	5.800	07/01/2017	04/30/2017	A	20,050
425,000	IL COP[1]	6.375	07/01/2017	04/30/2017	A	426,114
2,560,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2017	04/30/2017	A	2,571,315
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	04/30/2017	A	23,639,699
90,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.500	06/01/2017	04/30/2017	A	90,320
60,000	IL Finance Authority (Advocate Health Care)[1]	6.250	11/01/2028	11/01/2018	A	64,938
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000	10/01/2028	10/01/2018	A	2,087,520
500,000	IL Finance Authority (Lake Forest College)[1]	5.000	10/01/2022	05/23/2020	B	522,545
100,000	IL Finance Authority (NWCH/ NWCHC/NWCDSC Obligated Group)[1]	5.375	07/01/2033	07/01/2018	A	105,484
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	6,541,008
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	100,512

27 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$335,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group)[1]	6.125%	05/15/2025	05/15/2019	A	$369,676
385,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	05/15/2019	A	425,537
10,595,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	05/15/2019	A	11,710,548
45,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	08/15/2019	A	51,836
4,315,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	08/15/2019	A	4,970,449
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,141,906
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	6.500	07/01/2034	07/01/2018	A	21,066,400
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/30/2017	A	650,338
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/30/2017	A	700,273
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	11/15/2025	B	170,002
20,000	IL Finance Authority (RUMC/ RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	22,151
20,000	IL Finance Authority (RUMC/ RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	21,799
1,385,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/ Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	02/19/2018	B	1,411,661
2,500,000	IL GO1	5.000	02/01/2018	02/01/2018		2,564,275
5,000,000	IL GO1	5.000	08/01/2020	08/01/2020		5,271,350
1,300,000	IL GO1	5.000	08/01/2025	08/01/2022	A	1,348,009
17,000,000	IL GO1	5.250	02/01/2028	02/01/2019	A	17,487,050
960,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1,3]	4.700	10/20/2026	04/30/2017	A	961,334
50,000	IL Medical District COP[1]	5.125	06/01/2026	04/30/2017	A	50,050
140,000	IL Medical District COP[1]	5.250	06/01/2032	04/30/2017	A	140,136
9,215,000	IL Sports Facilities Authority[1]	5.500 [2]	06/15/2030	04/30/2017	A	9,440,768

28 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$220,000	Melrose Park, IL Water[1]	5.200%	07/01/2018	07/01/2017	A	$222,255
295,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2023	10/01/2022	A	328,267
275,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2024	10/01/2022	A	308,545
445,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2025	10/01/2022	A	496,144
400,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2026	10/01/2022	A	444,408
450,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2027	10/01/2022	A	497,966
1,420,000	Rosemont, IL GO1	5.500	12/01/2032	12/01/2020	A	1,540,785
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		19,840
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		535,909
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	739,031
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		972,440
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		965,400
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2023		1,480,310
315,000	Southwestern IL Devel. Authority (Edwardsville Community Unit School District No. 7)[1]	5.250	12/01/2020	12/01/2017	A	323,584
1,505,000	Yorkville, IL United City Special Services Area Special Tax[1]	4.600	03/01/2025	04/22/2023	B	1,481,161
						299,972,714

Indiana—1.2%
25,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	04/30/2017	A	25,105
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	3,564,050
500,000	IN Finance Authority (Butler University)[1]	5.000	02/01/2022	02/01/2022		560,650
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [4]	03/01/2029	03/01/2021	C	8,316,501
500,000	IN Finance Authority (Sisters of St. Francis Health)[1]	5.250	11/01/2024	11/01/2018	A	531,465
15,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	01/01/2018	A	15,464
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	04/22/2020	A	1,500,444
4,800,000	Lake County, IN Building Corp.[1]	5.000	02/01/2024	11/23/2021	A	5,027,232
						19,540,911

29 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kansas—0.2%
$495,000	Pittsburgh, KS Transportation Devel. District (N. Broadway- Pittsburgh Town Center)[3]	4.800%	04/01/2027	08/09/2023	B	$448,079
1,460,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[5]	5.800	12/01/2038	10/31/2020	A	1,499,528
1,440,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[5]	5.875	06/01/2039	03/31/2024	A	1,512,821
20,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	06/01/2017	B	20,913
						3,481,341

Kentucky—0.5%
240,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2031	02/01/2018	A	242,659
485,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	489,937
1,000,000	KY EDFA (BHS/BHP/ BHL/BHCor/BHLex/BHlthL Obligated Group)[1]	5.375	08/15/2024	08/15/2018	A	1,050,320
3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,133,309
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,191,045
						9,107,270

Louisiana—1.9%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	04/30/2017	A	70,091
1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2020	A	1,970,902
265,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/01/2017		266,097
2,530,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	02/15/2019	A	2,560,436
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	365,364
2,350,000	LA Stadium & Exposition District[1]	5.000	07/01/2030	07/01/2023	A	2,594,800
12,110,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	05/15/2017	A	12,164,858
7,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	7,388,780
4,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	4,283,920
5,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300	10/01/2018	04/30/2017	A	5,020
						31,670,268

Maine—0.0%
500,000	ME Finance Authority (Supplemental Education Loan)[3]	5.000	12/01/2022	12/01/2022		569,095

30 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maine (Continued)
$100,000	ME Finance Authority (Supplemental Education Loan)[3]	5.000%	12/01/2023	12/01/2023		$113,793
35,000	ME H&HEFA (Bridgton Hospital/ Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2031	04/30/2017	A	35,089
						717,977

Maryland—0.0%
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	04/30/2017	A	65,128

Massachusetts—0.7%
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		555,687
3,220,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2024	07/01/2022	A	3,649,645
1,175,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2026	07/01/2022	A	1,311,570
1,600,000	MA Devel. Finance Agency (Plantation Apartments)[1]	5.000	12/15/2024	04/30/2017	A	1,602,672
1,000,000	MA Devel. Finance Agency (Wheelock College)[1]	5.250	10/01/2029	10/01/2017	A	1,014,500
80,000	MA Educational Financing Authority, Series H1	6.350	01/01/2030	07/01/2017	A	83,679
5,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	5,294
55,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	58,236
3,970,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	07/15/2017	A	4,007,239
						12,288,522

Michigan—1.3%
38,750	Detroit, MI GO1	5.000	04/01/2021	04/01/2018	A	39,412
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	902,880
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	284,877
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	210,892
3,035,000	Ecorse City, MI GO1	5.800	11/01/2026	01/11/2021	A	3,194,489
211,250	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2018	A	219,907
1,500,000	MI Finance Authority (School District)[1]	5.000	06/01/2017	06/01/2017		1,510,440
2,400,000	MI Finance Authority (School District)[1]	5.000	06/01/2018	06/01/2017	A	2,417,280
1,820,000	MI Finance Authority (School District)[1]	5.000	06/01/2019	06/01/2017	A	1,833,104
20,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2025	06/01/2022	A	22,552
50,000	MI Municipal Bond Authority[1]	6.000	11/01/2023	04/30/2017	A	50,209

31 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800%	01/01/2027	07/01/2017	A	$50,399
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000	12/01/2024	12/01/2017	A	6,408,125
4,930,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000	12/01/2027	12/01/2017	A	5,051,623
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	05/01/2017	A	30,067
						22,226,256

Minnesota—0.1%
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000	09/01/2017	09/01/2017		331,630
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000	03/01/2018	03/01/2018		338,072
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000	09/01/2018	09/01/2018		350,192
						1,019,894

Mississippi—1.4%
1,580,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [4]	09/01/2028	04/30/2017	A	1,582,670
14,325,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	04/30/2017	A	14,387,744
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000	08/15/2026	08/15/2017	A	8,219,728
100,000	MS Small Business Enterprise[1]	4.750	12/01/2017	04/30/2017	A	100,269
						24,290,411

Missouri—2.2%
30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	04/30/2017	A	30,060
445,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	04/30/2017	A	445,530
635,000	Meadows, MO Transportation Devel. District[1,3]	5.400	05/01/2035	05/01/2018	A	644,442
5,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	04/30/2017	A	5,017
205,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	04/30/2017	A	205,789
195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	209,900
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	21,443,600
5,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	04/30/2017	A	5,020

32 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125%	12/01/2031	06/01/2017	A	$3,098,049
575,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	04/30/2017	A	575,121
1,325,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1]	4.250	10/01/2034	10/01/2034		1,224,578
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,288,140
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	3,739,975
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2022	A	1,468,565
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2026	07/01/2022	A	1,311,945
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	109,999
775,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	04/30/2017	A	775,713
						36,581,443

Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	04/30/2017	A	215,574

Nebraska—0.0%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		796,365

Nevada—1.8%
820,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2018	02/01/2018		828,864
860,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2019	02/01/2019		879,599
495,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2020	02/01/2020		511,652
815,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2021	02/01/2021		849,303
755,000	Clark County, NV Passenger Facility[1]	5.000	07/01/2023	07/01/2017	A	762,331
425,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2022	06/01/2022		452,506
385,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2023	06/01/2023		412,693
175,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2024	06/01/2024		187,439
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	04/30/2017	A	1,440,461

33 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$1,000,000	North Las Vegas, NV GO1	5.000%	05/01/2025	04/30/2017	A	$1,000,240
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	04/30/2017	A	1,351,310
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2028		5,414,595
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	04/30/2017	A	10,877,719
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	04/30/2017	A	160,059
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	04/30/2017	A	1,705,546
3,725,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2026	10/01/2026		3,725,112
20,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	04/30/2017	A	20,058
						30,579,487

New Jersey—6.6%
5,000	Mount Holly, NJ Municipal Utilities Authority[1]	4.750	12/01/2018	04/30/2017	A	5,015
17,000,000	NJ EDA[1]	5.500	06/15/2029	12/15/2026	A	18,194,420
5,000,000	NJ EDA[1]	5.500	06/15/2030	12/15/2026	A	5,332,950
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	04/30/2017	A	610,202
4,670,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	04/30/2017	A	4,789,319
70,000	NJ EDA (Municipal Rehabilitation)[1]	4.625	04/01/2025	04/30/2017	A	70,200
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	998,019
10,225,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	07/01/2017	A	10,340,133
5,000,000	NJ Tobacco Settlement Financing Corp.[1,3]	4.500	06/01/2023	06/01/2017	A	5,062,000
7,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	06/01/2017	A	7,024,990
55,690,000	NJ Tobacco Settlement Financing Corp.	5.302 [7]	06/01/2041	06/01/2017	A	14,936,058
8,970,000	NJ Tobacco Settlement Financing Corp.	5.389 [7]	06/01/2041	06/01/2017	A	2,272,370
4,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2029	06/15/2018	A	4,092,400
4,300,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2030	06/15/2018	A	4,393,697
26,600,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	06/15/2018	A	27,151,152
6,835,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2032	06/15/2022	A	6,909,365
						112,182,290

34 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Mexico—0.0%
$125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125%	08/01/2028	08/01/2018	A	$133,415

New York—3.7%
405,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	04/30/2017	A	405,672
715,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	04/30/2017	A	715,207
2,070,000	NY Counties Tobacco Trust VI1	5.625	06/01/2035	01/30/2023	B	2,296,955
4,410,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	10/11/2026	B	4,861,187
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	04/30/2017	A	4,915,688
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	04/30/2017	A	5,118,188
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	04/30/2017	A	40,680,000
3,500,000	Port Authority NY/NJ, 178th Series[1]	5.000	12/01/2025	12/01/2023	A	4,036,060
						63,028,957

North Carolina—0.5%
1,940,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	2,006,367
60,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	63,519
700,000	NC Medical Care Commission (AHA1HC / AHA3HC / AHA4HC / AHACHC / AHEHC / AHA7HC Obligated Group)[1,3]	5.500	10/01/2024	04/29/2017	A	701,645
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	04/30/2017	A	1,002,280
1,620,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2022	05/15/2017	A	1,628,521
1,970,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2023	05/15/2017	A	1,980,362
250,000	NC Medical Care Commission (Scotland Memorial Hospital)	5.500	10/01/2019	04/30/2017	A	250,953
						7,633,647

Ohio—2.5%
2,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	06/01/2024		2,757,196
1,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	06/01/2024		1,154,715
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000	11/15/2026	11/15/2020	A	1,691,610
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	04/30/2017	A	3,063,733

35 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,000,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000%	12/01/2024	12/01/2024		$1,139,880
1,045,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2025	12/01/2025		1,196,400
1,100,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2026	12/01/2026		1,249,578
1,155,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2027	12/01/2026	A	1,296,661
1,210,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2028	12/01/2026	A	1,341,551
515,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	05/15/2017	A	515,257
5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2025	06/01/2022	A	6,670,228
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)[1]	5.000	11/15/2030	11/15/2023	A	1,636,770
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2021	A	238,657
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	300,958
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	316,715
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	332,175
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	347,459
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	363,194
20,000	OH HFA[1]	5.250	09/01/2030	04/30/2017	A	20,025
1,000,000	OH River South Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	12/01/2017	A	1,017,620
2,915,000	Penta, OH Career Center COP[1]	5.250	04/01/2024	04/01/2022	A	3,281,561
2,080,000	Penta, OH Career Center COP[1]	5.250	04/01/2025	04/01/2022	A	2,328,102
1,175,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	05/20/2021	B	1,139,315
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,851,778
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2026	06/01/2022	A	3,797,620
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	797,670
1,050,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2035	12/01/2018	A	1,113,483

36 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$435,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250%	01/01/2024	01/01/2021	A	$484,982
935,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,066,405
						42,511,298

Oklahoma—0.4%
660,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	04/30/2017	A	661,478
5,210,000	University of Oklahoma[1]	5.500	07/01/2032	07/01/2017	A	5,271,999
						5,933,477

Oregon—0.0%
10,000	OR GO1	5.375	08/01/2028	04/30/2017	A	10,019
20,000	OR GO (Alternate Energy)[1]	5.000	07/01/2017	04/30/2017	A	20,071
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	04/30/2017	A	20,066
30,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	04/30/2017	A	30,074
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000	08/01/2026	04/30/2017	A	15,041
.						95,271

Other Territory—0.6%
2,204,423	Public Hsg. Capital Fund Multi- State Revenue Trust I1	4.500	07/01/2022	07/01/2022		2,269,807
1,393,042	Public Hsg. Capital Fund Multi- State Revenue Trust II1	4.500	07/01/2022	07/01/2022		1,427,673
5,519,225	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		5,647,106
						9,344,586

Pennsylvania—2.2%
225,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	243,018
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,214,530
2,965,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	3,301,083
9,900,000	Montgomery County, PA HEFA (Ursinus College)[1]	5.500	11/01/2046	11/01/2018	A	10,404,603
34,161	Northampton County, PA IDA (Northampton Generating)[8,9]	5.000	12/31/2023	12/31/2023		13,623
350,140	Northampton County, PA IDA (Northampton Generating)[8,9]	5.000	12/31/2023	12/31/2023		139,636
725,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	04/30/2017	A	726,943
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	04/30/2017	A	25,074
785,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2025	01/01/2022	A	866,428
1,970,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	01/01/2022	A	2,158,667

37 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$16,465,000	PA HFA (Single Family Mtg.)[1]	4.650%	10/01/2031	04/30/2017	A	$16,481,465
2,065,000	Philadelphia, PA Gas Works[1]	5.000	10/01/2021	10/01/2017	A	2,108,819
						37,683,889

Rhode Island—0.1%
15,000	Exeter West Greenwich, RI Regional School District[1]	5.000	09/15/2017	04/30/2017	A	15,053
25,000	Providence, RI Public Building Authority (School & Public Facilities)[1]	5.250	12/15/2018	04/30/2017	A	25,055
5,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2017	04/30/2017	A	5,015
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	04/30/2017	A	95,343
520,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000	05/15/2029	05/15/2019	A	573,274
140,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1,3]	5.150	04/01/2022	04/30/2017	A	140,314
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	04/30/2017	A	80,864
						934,918

South Carolina—0.1%
50,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	10/01/2017		50,079
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2019	12/01/2017	A	217,247
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	12/01/2017	A	279,318
1,639,280	SC Connector 2000 Assoc. Toll Road, Series B	2.635 [7]	01/01/2021	01/01/2021		1,179,298
690,348	SC Connector 2000 Assoc. Toll Road, Series B	3.417 [7]	01/01/2026	01/01/2026		345,036
						2,070,978

Tennessee—0.0%
190,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	196,783
510,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	533,276
						730,059

Texas—3.4%
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,10]	6.750	10/01/2038	10/01/2038		—

38 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250%	06/01/2023	07/08/2021	B	$59,471
35,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	03/09/2028	B	32,852
1,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2022	A	1,118,620
1,200,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2022	A	1,337,520
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,321,459
35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	04/30/2017	A	35,127
50,000	Eagle Pass, TX Waterworks & Sewer[1]	5.050	12/01/2017	04/30/2017	A	50,172
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000	08/15/2023	08/15/2017	A	7,627,807
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000	08/15/2027	08/15/2017	A	5,115,900
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	04/30/2017	A	441,602
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	04/30/2017	A	340,554
4,660,000	Harris County, TX GO1	5.000	10/01/2029	10/01/2021	A	5,321,254
10,080,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	07/06/2018	A	10,935,994
275,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	04/30/2017	A	276,050
40,000	Houston, TX Airport System[1]	5.000	07/01/2032	04/30/2017	A	40,125
5,000	Houston, TX Airport System[1]	5.125	07/01/2032	04/30/2017	A	5,014
615,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	06/26/2019	B	660,166
1,750,000	Houston, TX Independent School District[1]	5.000	02/15/2020	04/30/2017	A	1,756,265
620,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[6,10]	6.450	06/01/2021	06/01/2021		—
5,000	San Antonio, TX Airport System (Passenger Facility)[1]	4.625	07/01/2030	04/30/2017	A	5,005
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		4,752,700
235,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[6,10]	6.250	05/01/2028	05/01/2028		—
1,110,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450	12/01/2022	04/30/2017	A	1,111,388
15,000	TX Lower Colorado River Authority[1]	5.000	05/15/2031	04/30/2017	A	15,046

39 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$7,750,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250%	12/15/2026	08/04/2023	B	$9,209,325
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	05/15/2017	A	50,269
						57,619,685

Vermont—0.5%
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2019	10/01/2019		1,959,729
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2020	10/01/2020		1,982,399
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2021	10/01/2021		2,233,191
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2022	10/01/2022		1,145,437
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2023	10/01/2022	A	1,121,850
						8,442,606

Virginia—1.1%
1,850,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)[1]	5.000	09/01/2026	09/01/2024	A	2,038,848
2,445,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)[1]	5.000	09/01/2031	09/01/2026	A	2,615,588
6,250,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	04/30/2017	A	6,286,250
6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000	10/01/2026	07/01/2017	A	6,448,192
570,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	04/30/2017	A	571,077
						17,959,955

Washington—0.5%
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	04/30/2017	A	175,004
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	07/01/2017	A	10,015
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,080,420

40 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington (Continued)
$1,500,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.250%	10/01/2028	10/01/2018	A	$1,597,080
2,000,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.500	08/15/2042	08/15/2017	A	2,025,380
						8,887,899

West Virginia—0.2%
3,350,000	WV EDA (Morgantown Associates)[1]	2.875	12/15/2026	05/08/2022	B	3,204,744
40,000	WV Hsg. Devel. Fund[1]	4.500	11/01/2025	05/19/2017	A	40,195
						3,244,939

Wisconsin—0.2%
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	168,279
2,500,000	WI H&EFA (MHSC/MAstdC/ MHAH/MRHS/Obligated Group)[1]	5.000	06/01/2025	06/01/2022	A	2,789,325
100,000	WI H&EFA (Prohealth Care/ Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	109,791
195,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	04/30/2017	A	195,162
750,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	804,945
						4,067,502

Wyoming—0.0%
15,000	WY Community Devel. Authority[1]	4.375	06/01/2017	04/30/2017	A	15,033

U.S. Possessions—20.6%
1,000,000	Puerto Rico Aqueduct & Sewer Authority[11]	5.000	07/01/2025	07/01/2018	A	1,027,790
11,680,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	04/30/2017	A	11,725,552
6,015,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	04/30/2017	A	6,025,225
120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	04/30/2017	A	120,068
13,000,000	Puerto Rico Commonwealth GO11,12	2.616	07/01/2018	07/01/2018		12,966,460
4,245,000	Puerto Rico Commonwealth GO11,12	2.636	07/01/2019	07/01/2019		4,240,585
4,160,000	Puerto Rico Commonwealth GO11,12	2.656	07/01/2020	07/01/2020		4,144,192
125,000	Puerto Rico Commonwealth GO11	5.000	07/01/2017	07/01/2017		126,211
100,000	Puerto Rico Commonwealth GO1,11	5.000	07/01/2023	07/01/2017	A	100,591
15,580,000	Puerto Rico Commonwealth GO6	5.125	07/01/2024	07/01/2024		9,202,171

41 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$300,000	Puerto Rico Commonwealth GO1,11	5.250%	07/01/2017	04/30/2017	A	$301,023
45,000	Puerto Rico Commonwealth GO1,11	5.250	07/01/2017	07/01/2017		45,464
105,000	Puerto Rico Commonwealth GO6	5.250	07/01/2017	07/01/2017		62,216
655,000	Puerto Rico Commonwealth GO11	5.250	07/01/2021	04/30/2017	A	656,100
515,000	Puerto Rico Commonwealth GO11	5.250	07/01/2024	07/01/2021	A	546,930
8,500,000	Puerto Rico Commonwealth GO6	5.250	07/01/2024	07/01/2024		5,020,440
3,000,000	Puerto Rico Commonwealth GO6	5.250	07/01/2025	07/01/2025		1,770,030
4,860,000	Puerto Rico Commonwealth GO6	5.500	07/01/2017	07/01/2017		2,885,771
1,005,000	Puerto Rico Commonwealth GO1,11	5.500	07/01/2017	07/01/2017		1,015,985
2,890,000	Puerto Rico Commonwealth GO1,11	5.500	07/01/2018	07/01/2018		3,005,744
6,510,000	Puerto Rico Commonwealth GO1,11	5.500	07/01/2018	07/01/2018		6,760,049
5,250,000	Puerto Rico Commonwealth GO6	5.500	07/01/2026	07/01/2026		3,100,807
140,000	Puerto Rico Commonwealth GO6	5.500	07/01/2026	07/01/2026		82,688
2,160,000	Puerto Rico Commonwealth GO6	5.500	07/01/2027	07/01/2027		1,274,400
1,125,000	Puerto Rico Commonwealth GO1,11	6.000	07/01/2027	07/01/2018	A	1,163,655
22,765,000	Puerto Rico Commonwealth GO6	6.000	07/01/2029	07/01/2029		13,431,350
300,000	Puerto Rico Commonwealth GO11	6.000	07/01/2033	04/30/2017	A	300,675
110,000	Puerto Rico Commonwealth GO11	7.108 [7]	07/01/2017	07/01/2017		108,889
90,000	Puerto Rico Commonwealth GO11	7.480 [7]	07/01/2019	07/01/2019		82,200
1,199,460	Puerto Rico Electric Power Authority	10.000	07/01/2019	07/01/2019		892,539
1,199,459	Puerto Rico Electric Power Authority	10.000	07/01/2019	07/01/2019		892,539
899,595	Puerto Rico Electric Power Authority	10.000	01/01/2021	01/01/2021		669,405
899,595	Puerto Rico Electric Power Authority	10.000	07/01/2021	07/01/2021		669,405
299,864	Puerto Rico Electric Power Authority	10.000	01/01/2022	01/01/2022		223,134
299,865	Puerto Rico Electric Power Authority	10.000	07/01/2022	07/01/2022		223,135
5,685,000	Puerto Rico Electric Power Authority, Series AAA[13]	5.250	07/01/2028	07/01/2028		3,595,762
56,565,000	Puerto Rico Electric Power Authority, Series CCC[13]	5.250	07/01/2026	11/30/2025	B	35,777,363
4,295,000	Puerto Rico Electric Power Authority, Series CCC[13]	5.250	07/01/2028	07/01/2028		2,716,587
40,000	Puerto Rico Electric Power Authority, Series DDD[11]	5.000	07/01/2023	07/01/2020	A	41,989
5,770,000	Puerto Rico Electric Power Authority, Series LL11	5.500	07/01/2017	07/01/2017		5,821,468
75,000	Puerto Rico Electric Power Authority, Series LL11	5.500	07/01/2018	07/01/2018		78,042

42 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,000,000	Puerto Rico Electric Power Authority, Series PP11	5.000%	07/01/2023	04/30/2017	A	$1,001,430
3,735,000	Puerto Rico Electric Power Authority, Series RR11	5.000	07/01/2021	04/30/2017	A	3,778,177
550,000	Puerto Rico Electric Power Authority, Series RR11	5.000	07/01/2022	04/30/2017	A	556,358
100,000	Puerto Rico Electric Power Authority, Series RR11	5.000	07/01/2025	07/01/2025		88,389
300,000	Puerto Rico Electric Power Authority, Series SS11	5.000	07/01/2017	04/30/2017	A	301,008
790,000	Puerto Rico Electric Power Authority, Series SS11	5.000	07/01/2020	04/30/2017	A	799,132
2,000,000	Puerto Rico Electric Power Authority, Series SS11	5.000	07/01/2021	04/30/2017	A	2,023,120
6,500,000	Puerto Rico Electric Power Authority, Series SS11	5.000	07/01/2022	04/30/2017	A	6,575,140
1,000,000	Puerto Rico Electric Power Authority, Series SS11	5.000	07/01/2023	04/30/2017	A	1,011,560
1,380,000	Puerto Rico Electric Power Authority, Series TT13	5.000	07/01/2017	07/01/2017		872,850
5,560,000	Puerto Rico Electric Power Authority, Series TT13	5.000	07/01/2025	07/01/2025		3,516,700
740,000	Puerto Rico Electric Power Authority, Series UU11	4.000	07/01/2018	07/01/2018		756,406
550,000	Puerto Rico Electric Power Authority, Series UU11	4.500	07/01/2018	07/01/2018		565,565
1,705,000	Puerto Rico Electric Power Authority, Series VV11	5.250	07/01/2025	07/01/2025		1,812,739
5,000,000	Puerto Rico Electric Power Authority, Series WW13	5.000	07/01/2028	07/13/2027	B	3,162,500
250,000	Puerto Rico Electric Power Authority, Series XX13	5.250	07/01/2027	07/01/2027		158,125
6,280,000	Puerto Rico Electric Power Authority, Series ZZ13	5.000	07/01/2017	07/01/2017		3,972,100
5,000,000	Puerto Rico Electric Power Authority, Series ZZ13	5.250	07/01/2018	07/01/2018		3,162,500
1,180,000	Puerto Rico Electric Power Authority, Series ZZ13	5.250	07/01/2025	07/01/2025		746,350
1,060,000	Puerto Rico Electric Power Authority, Series ZZ13	5.250	07/01/2026	07/01/2026		670,450
170,000	Puerto Rico Highway & Transportation Authority[1,11]	5.000	07/01/2018	04/30/2017	A	170,391
570,000	Puerto Rico Highway & Transportation Authority[1,11]	5.000	07/01/2018	07/01/2017	A	573,944
1,010,000	Puerto Rico Highway & Transportation Authority[1,11]	5.250	07/01/2018	07/01/2018		1,045,582
2,000,000	Puerto Rico Highway & Transportation Authority[1,11]	5.250	07/01/2018	07/01/2018		2,070,460

43 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$230,000	Puerto Rico Highway & Transportation Authority[1,11]	5.250%	07/01/2022	07/01/2022		$245,497
25,000	Puerto Rico Highway & Transportation Authority[1,11]	5.500	07/01/2017	07/01/2017		25,223
11,150,000	Puerto Rico Highway & Transportation Authority[1,11]	5.500	07/01/2018	07/01/2018		11,576,933
790,000	Puerto Rico Highway & Transportation Authority[1,11]	5.500	07/01/2019	07/01/2019		836,871
105,000	Puerto Rico Highway & Transportation Authority[1,11]	5.500	07/01/2020	07/01/2020		111,293
530,000	Puerto Rico Highway & Transportation Authority[1,11]	5.500	07/01/2023	07/01/2023		576,295
530,000	Puerto Rico Highway & Transportation Authority[9,14]	5.750	07/01/2021	07/01/2021		319,987
675,000	Puerto Rico Highway & Transportation Authority, Series G9,14	5.250	07/01/2019	07/01/2019		407,531
1,045,000	Puerto Rico Highway & Transportation Authority, Series N6	5.500	07/01/2021	07/01/2021		283,456
20,140,000	Puerto Rico Highway & Transportation Authority, Series Y1,11	6.250	07/01/2021	07/15/2020	B	22,099,622
8,090,000	Puerto Rico Infrastructure	6.000	12/15/2026	12/15/2026		2,841,613
2,495,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	08/05/2021	B	1,296,527
2,500,000	Puerto Rico Infrastructure Financing Authority	5.250	12/15/2026	12/15/2026		878,125
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,172,536
450,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		464,436
120,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.000	08/01/2018	04/30/2017	A	121,698
50,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.000	08/01/2020	04/30/2017	A	50,708
50,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.000	08/01/2022	04/30/2017	A	50,708
130,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.000	08/01/2027	04/30/2017	A	133,757
305,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.000	08/01/2030	04/30/2017	A	309,316
3,975,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.250	08/01/2017	04/30/2017	A	4,018,010
2,000,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.250	08/01/2019	04/30/2017	A	2,026,420
145,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.250	08/01/2020	04/30/2017	A	147,155

44 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$265,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.250%	08/01/2021	04/30/2017	A	$268,501
10,000	Puerto Rico Municipal Finance Agency, Series A1,11	5.500	07/01/2017	04/30/2017	A	10,088
30,000	Puerto Rico Municipal Finance Agency, Series B1,11	5.250	07/01/2021	07/01/2021		31,655
450,000	Puerto Rico Municipal Finance Agency, Series C1,11	5.250	08/01/2017	08/01/2017		456,174
7,325,000	Puerto Rico Municipal Finance Agency, Series C1,11	5.250	08/01/2018	08/01/2018		7,595,146
395,000	Puerto Rico Municipal Finance Agency, Series C1,11	5.250	08/01/2019	08/01/2019		412,866
40,000	Puerto Rico Municipal Finance Agency, Series C1,11	5.250	08/01/2022	08/01/2022		42,299
50,000	Puerto Rico Public Buildings Authority[1,11]	5.250	07/01/2025	07/01/2025		53,769
760,000	Puerto Rico Public Buildings Authority	5.250	07/01/2027	10/17/2026	B	390,450
66,025	Puerto Rico Public Buildings Authority[6,14]	5.500	07/01/2016	07/01/2016		43,577
135,000	Puerto Rico Public Buildings Authority	5.500	07/01/2023	07/01/2023		70,200
190,000	Puerto Rico Public Buildings Authority[11]	5.500 [4]	07/01/2035	07/01/2017	C	191,351
1,335,181	Puerto Rico Public Buildings Authority[6]	5.750	07/01/2016	07/01/2016		695,963
4,990,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	07/01/2022		2,601,037
3,590,000	Puerto Rico Public Buildings Authority[1,11]	6.000	07/01/2027	07/01/2018	A	3,713,352
500,000	Puerto Rico Public Buildings Authority	6.125	07/01/2023	07/01/2023		262,500
735,000	Puerto Rico Public Buildings Authority	6.250	07/01/2021	07/01/2021		385,875
5,345,000	Puerto Rico Public Buildings Authority	6.250	07/01/2022	07/01/2022		2,806,125
2,905,000	Puerto Rico Public Buildings Authority	6.250	07/01/2026	07/01/2026		1,510,600
3,300,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2021		1,757,250
37,400,000	Puerto Rico Public Finance Corp., Series A6	6.500	08/01/2028	12/12/2027	B	1,907,400
54,770,000	Puerto Rico Public Finance Corp., Series B6	5.500	08/01/2031	07/17/2029	B	2,793,270
10,675,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2024	08/01/2024		544,425
17,475,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2025	08/01/2025		891,225

45 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$6,495,000	Puerto Rico Public Finance Corp., Series B6	6.000%	08/01/2026	08/01/2026		$331,245
1,175,000	Puerto Rico Sales Tax Financing Corp., Series A	4.375	08/01/2020	08/01/2020		481,750
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	4.625	08/01/2019	08/01/2019		410,000
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		4,655,550
22,825,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		9,358,250
11,580,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250	08/01/2019	08/01/2019		4,747,800
23,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		9,688,300
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		5,289,000
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		6,560,000
10,550,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		4,325,500
5,320,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	03/21/2042	B	2,181,200
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625	08/01/2030	08/01/2030		2,870,000
5,970,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	2,447,700
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		9,895,350
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	01/31/2044	B	3,712,500
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2022	08/01/2022		663,460
4,865,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	08/01/2041	B	1,994,650
27,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.500	08/01/2035	08/01/2035		11,137,500
1,000,000	University of Puerto Rico	5.000	06/01/2020	06/01/2020		510,230
5,000,000	University of Puerto Rico	5.000	06/01/2025	06/01/2025		2,448,700
2,535,000	University of Puerto Rico, Series P	5.000	06/01/2023	06/01/2023		1,266,233
1,790,000	University of Puerto Rico, Series Q	5.000	06/01/2022	06/01/2022		897,757
						349,587,095
Total Municipal Bonds and Notes (Cost $2,048,991,148)						1,774,761,977

Shares
Common Stock—0.0%
6,757	Resolute Forest Products[15,16] (Cost $80,903)					36,825

46 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Shares	Value
Total Investments, at Value (Cost $2,049,072,051)—104.3%	$1,774,798,802
Net Other Assets (Liabilities)—(4.3)	(73,459,711)

Net Assets—100.0%	$1,701,339,091

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 9 of the accompanying Notes.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. Interest or dividend is paid-in-kind, when applicable.

9. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

10. Security received as the result of issuer reorganization.

11. Scheduled principal and interest payments are guaranteed by Ambac Assurance Corporation, Assured Guaranty Corporation, National Public Finance Guaranty or Syncora Guarantee, Inc.

12. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

13. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

14. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

15. Non-income producing security.

16. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
BCHCC	Bernalillo County Health Care Corp.
BHCor	Baptist Health Corbin
BHL	Baptist Health Louisville
BHLex	Baptist Health Lexington
BHlthL	Baptist Health Lagrange

47 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

BHP	Baptist Health Paducah
BHS	Baptist Healthcare System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Services
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EMC	Eden Medical Center
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GPC	Georgia Perimeter College
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MAstdC	Mercy Assisted Care
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MCHlth	Marin Community Health
MGCO	Middle Georgia College
MHAH	Mercy Harvard Hospital
MHSC	Mercy Health System Corp.
MPHS	Mills-Peninsula Health Services
MRHS	Mercy Rockford Health System
NWCDSC	Northwest Community Day Surgery Center
NWCH	Northwest Community Hospital
NWCHC	Northwest Community Healthcare
NY/NJ	New York/New Jersey
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PHCF	Presbyterian Healthcare Foundation
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHN	Presence Health Network
PHP	Presence PRV Health
PHSvcs	Presbyterian Healthcare Services

48 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSSC	Presence Senior Services - Chicagoland
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RUMC	Rush University Medical Center
SANC	St. Anne’s Nursing Center
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
TASC	Tobacco Settlement Asset-Backed Bonds
VMNRC	Villa Marina Nursing & Rehabilitation Center

See accompanying Notes to Financial Statements.

49 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2017 Unaudited

Assets
Investments, at value (cost $2,049,072,051)—see accompanying statement of investments	$1,774,798,802

Cash	413,422

Receivables and other assets:
Interest	27,932,109
Investments sold on a when-issued or delayed delivery basis	2,263,132
Shares of beneficial interest sold	1,348,838
Other	864,559

Total assets	1,807,620,862

Liabilities
Payables and other liabilities:
Payable for borrowings (See Note 9)	54,700,000
Payable for short-term floating rate notes issued (See Note 4)	43,165,000
Investments purchased on a when-issued or delayed delivery basis	4,210,908
Shares of beneficial interest redeemed	3,030,032
Dividends	553,447
Distribution and service plan fees	316,136
Trustees’ compensation	117,954
Interest expense on borrowings	13,287
Shareholder communications	3,708
Other	171,299

Total liabilities	106,281,771

Net Assets	$1,701,339,091

Composition of Net Assets
Par value of shares of beneficial interest	$386,205

Additional paid-in capital	2,141,508,703

Accumulated net investment income	7,823,050

Accumulated net realized loss on investments	(174,105,618)

Net unrealized depreciation on investments	(274,273,249)

Net Assets	$1,701,339,091

50 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $933,238,317 and 211,504,076 shares of beneficial interest outstanding)	$4.41
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$4.51

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,381,248 and 1,220,724 shares of beneficial interest outstanding)	$4.41

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $520,432,808 and 118,559,233 shares of beneficial interest outstanding)	$4.39

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $242,286,718 and 54,920,864 shares of beneficial interest outstanding)	$4.41

See accompanying Notes to Financial Statements.

51 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2017 Unaudited

Investment Income
Interest	$ 41,081,741

Expenses
Management fees	3,711,282

Distribution and service plan fees:
Class A	1,220,927
Class B	33,497
Class C	2,776,822

Transfer and shareholder servicing agent fees:
Class A	494,871
Class B	3,351
Class C	277,871
Class Y	122,122

Shareholder communications:
Class A	6,575
Class B	94
Class C	4,148
Class Y	1,451

Borrowing fees	782,422

Interest expense and fees on short-term floating rate notes issued (See Note 4)	339,871

Interest expense on borrowings	85,973

Trustees’ compensation	14,485

Custodian fees and expenses	4,773

Other	316,266

Total expenses	10,196,801
Less waivers and reimbursements of expenses	(305,151)

Net expenses	9,891,650

Net Investment Income	31,190,091

Realized and Unrealized Gain (Loss)
Net realized gain on investments	27,970

Net change in unrealized appreciation/depreciation on investments	(60,785,795)

Net Decrease in Net Assets Resulting from Operations	$ (29,567,734)

See accompanying Notes to Financial Statements.

52 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income	$31,190,091	$ 76,056,529

Net realized gain (loss)	27,970	(30,765,795)

Net change in unrealized appreciation/depreciation	(60,785,795)	54,305,224

Net increase (decrease) in net assets resulting from operations	(29,567,734)	99,595,958

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(18,542,399)	(45,582,248)
Class B	(100,391)	(383,364)
Class C	(8,381,777)	(20,288,795)
Class Y	(4,871,530)	(10,722,119)

	(31,896,097)	(76,976,526)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(87,076,197)	(280,119,975)
Class B	(2,874,108)	(7,380,786)
Class C	(49,493,690)	(125,279,632)
Class Y	15,603,593	(82,576,498)

	(123,840,402)	(495,356,891)

Net Assets
Total decrease	(185,304,233)	(472,737,459)

Beginning of period	1,886,643,324	2,359,380,783

End of period (including accumulated net investment income of $7,823,050 and $8,529,056, respectively)	$1,701,339,091	$ 1,886,643,324

See accompanying Notes to Financial Statements.

53 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF

CASH FLOWS For the Six Months Ended March 31, 2017 Unaudited

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(29,567,734)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(240,326,819)
Proceeds from disposition of investment securities	265,483,820
Short-term investment securities, net	10,236
Premium amortization	8,966,320
Discount accretion	(615,444)
Net realized gain on investments	(27,970)
Net change in unrealized appreciation/depreciation on investments	60,785,795
Change in assets:
Increase in other assets	(267,996)
Decrease in interest receivable	701,293
Decrease in receivable for securities sold	34,460,356
Change in liabilities:
Increase in other liabilities	1,671
Decrease in payable for securities purchased	(8,603,740)

Net cash provided by operating activities	90,999,788

Cash Flows from Financing Activities
Proceeds from borrowings	252,800,000
Payments on borrowings	(198,100,000)
Payments on short-term floating rate notes issued	(250,000)
Proceeds from shares sold	170,125,718
Payments on shares redeemed	(320,236,524)
Cash distributions paid	(5,290,910)

Net cash used in financing activities	(100,951,716)

Net decrease in cash	(9,951,928)

Cash, beginning balance	10,365,350

Cash, ending balance	$413,422

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $26,641,330.

Cash paid for interest on borrowings—$72,826.

Cash paid for interest on short-term floating rate notes issued—$339,871.

See accompanying Notes to Financial Statements.

54 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]	Year Ended September 28, 2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.51	$4.78	$4.71	$5.04	$4.84

Income (loss) from investment operations:
Net investment income[3]	0.08	0.17	0.18	0.20	0.18	0.21
Net realized and unrealized gain (loss)	(0.16)	0.07	(0.26)	0.06	(0.33)	0.22

Total from investment operations	(0.08)	0.24	(0.08)	0.26	(0.15)	0.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.18)	(0.19)	(0.19)	(0.18)	(0.23)

Net asset value, end of period	$4.41	$4.57	$4.51	$4.78	$4.71	$5.04

Total Return, at Net Asset Value[4]	(1.68)%	5.35%	(1.63)%	5.58%	(3.16)%	9.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$933,238	$1,054,193	$1,321,554	$1,865,368	$2,781,456	$3,281,705

Average net assets (in thousands)	$991,532	$1,168,904	$1,681,042	$2,282,451	$3,373,420	$2,776,061

Ratios to average net assets:[5]
Net investment income	3.67%	3.86%	3.80%	4.24%	3.68%	4.25%
Expenses excluding specific expenses listed below	0.80%	0.84%	0.77%	0.76%	0.73%	0.72%
Interest and fees from borrowings	0.10%	0.13%	0.14%	0.07%	0.03%	0.04%
Interest and fees on short-term floating rate notes issued[6]	0.04%	0.03%	0.01%	0.01%	0.01%	0.02%

Total expenses	0.94%	1.00%	0.92%	0.84%	0.77%	0.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	1.00%	0.92%	0.84%[7]	0.77%	0.78%

Portfolio turnover rate	13%	10%	16%	15%	23%	19%

55 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a share split as described in Note 10 of the accompanying Notes. Per share data to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

7. Waiver is less than 0.005%.

See accompanying Notes to Financial Statements.

56 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Class B	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]	Year Ended September 28, 2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$4.56	$4.51	$4.77	$4.70	$5.04	$4.83

Income (loss) from investment operations:
Net investment income[3]	0.07	0.14	0.14	0.16	0.14	0.17
Net realized and unrealized gain (loss)	(0.15)	0.05	(0.24)	0.06	(0.34)	0.22

Total from investment operations	(0.08)	0.19	(0.10)	0.22	(0.20)	0.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.14)	(0.16)	(0.15)	(0.14)	(0.18)

Net asset value, end of period	$4.41	$4.56	$4.51	$4.77	$4.70	$5.04

Total Return, at Net Asset Value[4]	(1.83)%	4.33%	(2.23)%	4.68%	(3.91)%	8.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,381	$8,481	$15,745	$25,356	$34,636	$48,567

Average net assets (in thousands)	$6,695	$12,127	$21,385	$29,076	$43,668	$45,414

Ratios to average net assets:[5]
Net investment income	2.91%	3.11%	3.06%	3.44%	2.84%	3.44%
Expenses excluding specific expenses listed below	1.55%	1.60%	1.53%	1.56%	1.57%	1.55%
Interest and fees from borrowings	0.10%	0.13%	0.14%	0.07%	0.03%	0.04%
Interest and fees on short-term floating rate notes issued[6]	0.04%	0.03%	0.01%	0.01%	0.01%	0.02%

Total expenses	1.69%	1.76%	1.68%	1.64%	1.61%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.76%	1.68%	1.64%[7]	1.61%	1.61%

Portfolio turnover rate	13%	10%	16%	15%	23%	19%

57 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a share split as described in Note 10 of the accompanying Notes. Per share data to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

7. Waiver is less than 0.005%.

See accompanying Notes to Financial Statements.

58 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Class C	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]	Year Ended September 28, 2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$4.54	$4.49	$4.75	$4.69	$5.02	$4.82

Income (loss) from investment operations:
Net investment income[3]	0.07	0.14	0.14	0.16	0.14	0.17
Net realized and unrealized gain (loss)	(0.15)	0.05	(0.24)	0.06	(0.33)	0.22

Total from investment operations	(0.08)	0.19	(0.10)	0.22	(0.19)	0.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.14)	(0.16)	(0.16)	(0.14)	(0.19)

Net asset value, end of period	$4.39	$4.54	$4.49	$4.75	$4.69	$5.02

Total Return, at Net Asset Value[4]	(1.84)%	4.36%	(2.30)%	4.74%	(3.85)%	8.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$520,433	$588,919	$707,252	$922,694	$1,226,253	$1,456,703

Average net assets (in thousands)	$556,723	$640,614	$845,068	$1,039,738	$1,486,679	$1,225,855

Ratios to average net assets:[5]
Net investment income	2.92%	3.10%	3.04%	3.48%	2.91%	3.48%
Expenses excluding specific expenses listed below	1.55%	1.60%	1.52%	1.52%	1.50%	1.49%
Interest and fees from borrowings	0.10%	0.13%	0.14%	0.07%	0.03%	0.04%
Interest and fees on short-term floating rate notes issued[6]	0.04%	0.03%	0.01%	0.01%	0.01%	0.02%

Total expenses	1.69%	1.76%	1.67%	1.60%	1.54%	1.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.76%	1.67%	1.60%[7]	1.54%	1.55%

Portfolio turnover rate	13%	10%	16%	15%	23%	19%

59 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a share split as described in Note 10 of the accompanying Notes. Per share data to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

7. Waiver is less than 0.005%.

See accompanying Notes to Financial Statements.

60 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Class Y	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]	Year Ended September 28, 2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.51	$4.78	$4.71	$5.04	$4.83

Income (loss) from investment operations:
Net investment income[3]	0.09	0.19	0.19	0.21	0.20	0.22
Net realized and unrealized gain (loss)	(0.16)	0.06	(0.26)	0.06	(0.33)	0.22

Total from investment operations	(0.07)	0.25	(0.07)	0.27	(0.13)	0.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.09)	(0.19)	(0.20)	(0.20)	(0.20)	(0.23)

Net asset value, end of period	$4.41	$4.57	$4.51	$4.78	$4.71	$5.04

Total Return, at Net Asset Value[4]	(1.56)%	5.61%	(1.38)%	5.84%	(2.85)%	9.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$242,287	$235,050	$314,830	$594,597	$554,120	$571,432

Average net assets (in thousands)	$244,950	$258,865	$494,061	$502,919	$633,743	$380,240

Ratios to average net assets:[5]
Net investment income	3.92%	4.11%	4.12%	4.48%	3.93%	4.45%
Expenses excluding specific expenses listed below	0.55%	0.59%	0.52%	0.52%	0.48%	0.46%
Interest and fees from borrowings	0.10%	0.13%	0.14%	0.07%	0.03%	0.04%
Interest and fees on short-term floating rate notes issued[6]	0.04%	0.03%	0.01%	0.01%	0.01%	0.02%

Total expenses	0.69%	0.75%	0.67%	0.60%	0.52%	0.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.65%	0.75%	0.67%	0.60%[7]	0.52%	0.52%

Portfolio turnover rate	13%	10%	16%	15%	23%	19%

61 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a share split as described in Note 10 of the accompanying Notes. Per share data to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

7. Waiver is less than 0.005%.

See accompanying Notes to Financial Statements.

62 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any,

63 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended September 30, 2016, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended September 30, 2016, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended September 30, 2016 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

64 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2017	32,902,442
2018	24,942,008
2019	9,284,227
No expiration	108,563,246

Total	$175,691,923

At period end, it is estimated that the capital loss carryforwards would be $67,128,677 expiring by 2019 and $108,535,276, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $27,970 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,003,538,543[1]

Gross unrealized appreciation	$40,321,164

Gross unrealized depreciation	(314,603,120)

Net unrealized depreciation	$(274,281,956)

1. The Federal tax cost of securities does not include cost of $45,542,215, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 4.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. OFI Global is currently evaluating the amendments and their impact, if any, on the Fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

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3. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards: 1)

Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$27,522,856	$—	$27,522,856
Alaska	—	10,033	—	10,033
Arizona	—	52,392,406	—	52,392,406
Arkansas	—	210,448	—	210,448
California	—	212,629,668	—	212,629,668
Colorado	—	16,102,858	—	16,102,858
Connecticut	—	4,494,867	—	4,494,867
District of Columbia	—	83,551,465	—	83,551,465
Florida	—	127,786,236	599,720	128,385,956
Georgia	—	12,673,297	—	12,673,297

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3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Hawaii	$—	$11,996,834	$—	$11,996,834
Idaho	—	130,229	—	130,229
Illinois	—	299,972,714	—	299,972,714
Indiana	—	19,540,911	—	19,540,911
Kansas	—	3,481,341	—	3,481,341
Kentucky	—	9,107,270	—	9,107,270
Louisiana	—	31,670,268	—	31,670,268
Maine	—	717,977	—	717,977
Maryland	—	65,128	—	65,128
Massachusetts	—	12,288,522	—	12,288,522
Michigan	—	22,226,256	—	22,226,256
Minnesota	—	1,019,894	—	1,019,894
Mississippi	—	24,290,411	—	24,290,411
Missouri	—	36,581,443	—	36,581,443
Montana	—	215,574	—	215,574
Nebraska	—	796,365	—	796,365
Nevada	—	30,579,487	—	30,579,487
New Jersey	—	112,182,290	—	112,182,290
New Mexico	—	133,415	—	133,415
New York	—	63,028,957	—	63,028,957
North Carolina	—	7,633,647	—	7,633,647
Ohio	—	42,511,298	—	42,511,298
Oklahoma	—	5,933,477	—	5,933,477
Oregon	—	95,271	—	95,271
Other Territory	—	9,344,586	—	9,344,586
Pennsylvania	—	37,683,889	—	37,683,889
Rhode Island	—	934,918	—	934,918
South Carolina	—	2,070,978	—	2,070,978
Tennessee	—	730,059	—	730,059
Texas	—	57,619,685	—	57,619,685
Vermont	—	8,442,606	—	8,442,606
Virginia	—	17,959,955	—	17,959,955
Washington	—	8,887,899	—	8,887,899
West Virginia	—	3,244,939	—	3,244,939
Wisconsin	—	4,067,502	—	4,067,502
Wyoming	—	15,033	—	15,033
U.S. Possessions	—	346,016,938	3,570,157	349,587,095
Common Stock	36,825	—	—	36,825

Total Assets	$36,825	$1,770,592,100	$4,169,877	$1,774,798,802

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

69 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying

70 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

4. Investments and Risks (Continued)

municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse

71 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $41,480,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $94,135,397 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $43,165,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 25,000,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2024 Trust[3]	8.404%	11/15/31	$31,650,000

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4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$16,485,000	Chicago, IL Board of Education Tender Option Bond Series 2015-XF2149 Trust[3]	8.763%	12/1/24	$17,993,048
480,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	11.750	6/1/39	552,821
735,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	8.240	12/1/38	774,528

				$50,970,397

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).

However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $43,165,000 or 2.39% of its total assets at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$4,210,908
Sold securities	2,263,132

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$189,977,380
Market Value	$44,920,154
Market Value as % of Net Assets	2.64%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $58,351,287, representing 3.43% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

74 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class A
Sold	13,114,902	$58,860,718	26,759,763	$121,084,973
Dividends and/or distributions reinvested	3,514,409	15,776,152	8,562,265	38,713,292
Redeemed	(36,008,172)	(161,713,067)	(97,290,001)	(439,918,240)
Net decrease	(19,378,861)	$(87,076,197)	(61,967,973)	$(280,119,975)

75 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class B
Sold	40,689	$183,483	58,602	$264,492
Dividends and/or distributions reinvested	21,255	95,380	81,664	368,535
Redeemed	(700,754)	(3,152,971)	(1,774,462)	(8,013,813)
Net decrease	(638,810)	$(2,874,108)	(1,634,196)	$(7,380,786)

Class C
Sold	5,831,089	$26,024,103	13,269,494	$59,676,108
Dividends and/or distributions reinvested	1,541,827	6,886,059	3,673,871	16,526,663
Redeemed	(18,448,743)	(82,403,852)	(44,795,460)	(201,482,403)
Net decrease	(11,075,827)	$(49,493,690)	(27,852,095)	$(125,279,632)

Class Y
Sold	18,946,033	$85,087,041	16,405,943	$74,142,205
Dividends and/or distributions reinvested	865,682	3,883,739	1,874,301	8,471,578
Redeemed	(16,379,144)	(73,367,187)	(36,572,796)	(165,190,281)
Net increase (decrease)	3,432,571	$15,603,593	(18,292,552)	$(82,576,498)

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$240,326,819	$265,483,820

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Next $5 billion	0.390
Over $10 billion	0.370

The Fund’s effective management fee for the reporting period was 0.41% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment

76 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

8. Fees and Other Transactions with Affiliates (Continued)

management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any

77 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
March 31, 2017	$24,534	$7,960	$2,226	$10,965

Waivers and Reimbursements of Expenses. From November 1, 2016 until January 1, 2017, the Manager, upon discussion with the Board, had voluntarily agreed to reduce its management fee by 0.10% of the Fund’s daily net assets until the Fund’s trailing one-year total performance was out of the 5th quintile of the Fund’s Morningstar peer group as measured at the end of each calendar quarter. After that, the Manager would voluntarily reduce its management fee by 0.05% of the Fund’s daily net assets until the Fund’s trailing one-year total performance was out of the 4th quintile of the Fund’s Morningstar peer group as measured at the end of each calendar quarter. The management fee reduction was a voluntary undertaking and was terminated by the Manager in consultation with the Board effective January 1, 2017. During the reporting period, the Manager waived fees and/or reimbursed the Fund $168,541, $1,197, $94,773, and $40,640 for Class A, Class B, Class C, and Class Y, respectively.

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its

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9. Borrowings and Other Financing (Continued)

total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 4. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 4 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.950% at period end). The Fund pays additional fees monthly to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the reporting period equal 0.07% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

Details of the borrowings for the reporting period are as follows:

79 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Borrowings and Other Financing (Continued)

Average Daily Loan Balance	$19,287,912
Average Daily Interest Rate	0.874%
Fees Paid	$855,143
Interest Paid	$72,826

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the reporting period are included in expenses on the Fund’s Statement of Operations and equal 0.03% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the reporting period.

80 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

9. Borrowings and Other Financing (Continued)

Details of reverse repurchase agreement transactions for the reporting period are as follows:

Fees Paid	$132,365

10. Share Split

As of the close of business on August 21, 2015, the Fund implemented a 3 for 1 share split. This share split effectively increased the number of outstanding shares for the Fund. As a result, shareholders’ accounts reflect additional shares with a lower net asset value per share. While the number of shares increased, neither the Fund’s holdings nor the total value of shareholders’ investments was affected. Per share data in the financial highlights prior to August 21, 2015, has been adjusted to give effect to this share split.

11. Subsequent Event

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows Puerto Rico and its instrumentalities, with approval of the Oversight Board, to file cases to restructure debt and other obligations in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Subsequent to fiscal year end and through issuance date, the change in market value of the Fund’s investments in Puerto Rico securities had a negative impact on the Fund’s net assets by less than 2%.

81 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800. CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800. CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800. CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

82 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Elizabeth S. Mossow, Vice President
Richard A. Stein, Vice President
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

83 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms

●	When you create a user ID and password for online account access

●	When you enroll in eDocs Direct,SM our electronic document delivery service

●	Your transactions with us, our affiliates or others

●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

84 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2016 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0860.001.0517 May 25, 2017

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/15/2017